Income Taxes - Schedule of Federal Statutory Income Tax Rate to Income Loss Before Income Taxes (Details) (10K)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax provision at federal statutory rate	(34.00%)	(34.00%)
State income tax provision, net of federal benefit	(6.00%)	(6.00%)
Change in valuation allowance	40.00%	22.30%
Income taxes at effective tax rate	0.00%	17.70%